Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 31, 2019
Registrant Name	dei_EntityRegistrantName	Ark ETF Trust
Central Index Key	dei_EntityCentralIndexKey	0001579982
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 05, 2019
Document Effective Date	dei_DocumentEffectiveDate	Nov. 04, 2019
Prospectus Date	rr_ProspectusDate	Nov. 30, 2018
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
ARK Industrial Innovation ETF | ARK Industrial Innovation ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ARKQ
ARK Web x.0 ETF | ARK Web x.0 ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ARKW